Fair Value of Financial Assets and Liabilities (Details) - CLP ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Observable market are valued rate	100.00%
Derivative Contract Guarantees [Member] | Top of range [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Derivatives contract guarantees	$ 2,225,820,000,000	$ 1,695,431,000,000
Derivative Contract Guarantees [Member] | Bottom of range [Member]
Fair Value of Financial Assets and Liabilities (Details) [Line Items]
Derivatives contract guarantees	$ 839,201	$ 746,729